Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities	Accounts Payable and Accrued Liabilities

	December 31, 2023	December 31, 2022
	$	$
Trade accounts payable and trade accruals	364	364
Employee related accruals	55	68
Indirect taxes payable	73	47
Other payables and accruals	66	38
Income taxes payable	18	9
Foreign exchange forward contracts	3	16
	579	542